Finance Lease Right-of-Use Assets, Net (Details) - Schedule of finance lease right -of-use assets - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Finance Lease Right-of-Use Assets, Net (Details) - Schedule of finance lease right -of-use assets [Line Items]
Beginning balance of total right-of-use assets, at cost	$ 1,745,531
Increase /(Decrease) of total right-of-use assets, at cost		1,757,976
Exchange rate translation of total right-of-use assets, at cost	(50,496)	(12,445)
Ending balance of total right-of-use assets, at cost	1,695,035	1,745,531
Beginning balance of accumulated amortization	(130,915)
Increase /(Decrease) of accumulated amortization	(170,714)	(131,848)
Exchange rate translation of accumulated amortization	4,998	933
Ending balance of accumulated amortization	(296,631)	(130,915)
Beginning balance of right-of-use assets, net	1,614,616
Increase /(Decrease) of right-of-use assets, net	(170,714)	1,626,128
Exchange rate translation of right-of-use assets, net	(45,498)	(11,512)
Ending balance of right-of-use assets, net	1,398,404	1,614,616
Company vehicles [Member]
Finance Lease Right-of-Use Assets, Net (Details) - Schedule of finance lease right -of-use assets [Line Items]
Beginning balance of total right-of-use assets, at cost	1,745,531
Increase /(Decrease) of total right-of-use assets, at cost		1,757,976
Exchange rate translation of total right-of-use assets, at cost	(50,496)	(12,445)
Ending balance of total right-of-use assets, at cost	$ 1,695,035	$ 1,745,531